Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [Line Items]
Expected contributions to defined benefit plans for the fiscal year ending March 31, 2019	¥ 21,269
Recognized as expenses for the defined contribution plans	10,769	¥ 9,621	¥ 7,258
Contributions charged to expense for the Employees' Pension Insurance Plan	¥ 42,694	¥ 43,650	¥ 40,173
Average life expectancy at age 60 [member]
Disclosure of defined benefit plans [Line Items]
Current average remaining life expectancy of individual male employees retiring at age 60	23 years	23 years	23 years
Current average remaining life expectancy of individual female employees retiring at age 60	28 years	28 years	28 years
Retirement benefit trusts [member] | Equity investments where voting rights were retained [member]
Disclosure of defined benefit plans [Line Items]
Fair values of equity instruments where company retained voting rights	¥ 457,217	¥ 418,221
Fair values of equity instruments where company retained voting rights, percentage of fair values of plan assets	31.50%	29.20%